Condensed Consolidated Statements of Changes in Stockholder’s Deficit (Unaudited) - USD ($)	Common Stock Class A Cantor Equity Partners, Inc.	Common Stock Class B Cantor Equity Partners, Inc.		Common Stock	Additional Paid in Capital Cantor Equity Partners, Inc.	Additional Paid in Capital	Accumulated Deficit Cantor Equity Partners, Inc.	Accumulated Deficit	Accumulated Other Comprehensive Income Cantor Equity Partners, Inc.	Cantor Equity Partners, Inc.	Total
Balance at Dec. 31, 2022		$ 288	[1],[2]		$ 24,712		$ (67,175)			$ (42,175)
Balance (in Shares) at Dec. 31, 2022		2,875,000	[1],[2]
Other comprehensive income (loss)
Net income (loss)							(252,866)			(252,866)
Balance at Dec. 31, 2023		$ 288	[1],[3]		24,712		(320,041)			(295,041)
Balance (in Shares) at Dec. 31, 2023		2,875,000	[1],[3]
Net income (loss)							(20,555)			(20,555)
Balance at Mar. 31, 2024		$ 288			24,712		(340,596)			(315,596)
Balance (in Shares) at Mar. 31, 2024		2,875,000
Balance at Dec. 31, 2023		$ 288	[1],[3]		24,712		(320,041)			(295,041)
Balance (in Shares) at Dec. 31, 2023		2,875,000	[1],[3]
Other comprehensive income (loss)										177,761
Net income (loss)										440,901
Balance at Sep. 30, 2024	$ 30	$ 250					(1,570,394)		177,761	(1,392,353)
Balance (in Shares) at Sep. 30, 2024	300,000	2,500,000
Balance at Dec. 31, 2023		$ 288	[1],[3]		24,712		(320,041)			(295,041)
Balance (in Shares) at Dec. 31, 2023		2,875,000	[1],[3]
Accretion of redeemable Class A ordinary shares to redemption value					(3,024,720)		(2,862,620)			(5,887,340)
Other comprehensive income (loss)									94,636	94,636
Net income (loss)							1,537,791			1,537,791
Sale of Class A ordinary shares to Sponsor in private placement	$ 30				2,999,970					3,000,000
Sale of Class A ordinary shares to Sponsor in private placement (in Shares)	300,000
Surrender of Class B ordinary shares by Sponsor at $0.0001 par value		$ (38)			38
Surrender of Class B ordinary shares by Sponsor at $0.0001 par value (in Shares)		(375,000)
Balance at Dec. 31, 2024	$ 30	$ 250					(1,644,870)		94,636	(1,549,954)
Balance (in Shares) at Dec. 31, 2024	300,000	2,500,000
Balance at Mar. 31, 2024		$ 288			24,712		(340,596)			(315,596)
Balance (in Shares) at Mar. 31, 2024		2,875,000
Net income (loss)							(14,790)			(14,790)
Balance at Jun. 30, 2024		$ 288			24,712		(355,386)			(330,386)
Balance (in Shares) at Jun. 30, 2024		2,875,000
Accretion of redeemable Class A ordinary shares to redemption value					(3,024,720)		(1,691,254)			(4,715,974)
Other comprehensive income (loss)									177,761	177,761
Net income (loss)							476,246			476,246
Sale of Class A ordinary shares to Sponsor in private placement	$ 30				2,999,970					3,000,000
Sale of Class A ordinary shares to Sponsor in private placement (in Shares)	300,000
Surrender of Class B ordinary shares by Sponsor at $0.0001 par value		$ (38)			38
Surrender of Class B ordinary shares by Sponsor at $0.0001 par value (in Shares)		(375,000)
Balance at Sep. 30, 2024	$ 30	$ 250					(1,570,394)		177,761	(1,392,353)
Balance (in Shares) at Sep. 30, 2024	300,000	2,500,000
Balance at Dec. 31, 2024	$ 30	$ 250					(1,644,870)		94,636	(1,549,954)
Balance (in Shares) at Dec. 31, 2024	300,000	2,500,000
Accretion of redeemable Class A ordinary shares to redemption value							(1,086,298)			(1,086,298)
Other comprehensive income (loss)									(74,300)	(74,300)
Net income (loss)							717,494			717,494
Balance at Mar. 31, 2025	$ 30	$ 250					(2,013,674)		20,336	(1,993,058)
Balance (in Shares) at Mar. 31, 2025	300,000	2,500,000
Balance at Dec. 31, 2024	$ 30	$ 250					(1,644,870)		94,636	(1,549,954)
Balance (in Shares) at Dec. 31, 2024	300,000	2,500,000
Other comprehensive income (loss)										(79,606)
Net income (loss)										3,252,415
Balance at Sep. 30, 2025	$ 30	$ 250					(1,717,262)	$ (65,554)	15,030	(1,701,952)	$ (65,554)
Balance (in Shares) at Sep. 30, 2025	300,000	2,500,000		1
Balance at Mar. 06, 2025
Balance (in Shares) at Mar. 06, 2025
Issuance of Class A common stock
Issuance of Class A common stock (in Shares)				1
Net income (loss)								(7,756)			(7,756)
Balance at Jun. 30, 2025	$ 30	$ 250					(2,638,993)	(7,756)	12,934	(2,625,779)	(7,756)
Balance (in Shares) at Jun. 30, 2025	300,000	2,500,000		1
Balance at Mar. 06, 2025
Balance (in Shares) at Mar. 06, 2025
Net income (loss)											(65,554)
Balance at Sep. 30, 2025	$ 30	$ 250					(1,717,262)	(65,554)	15,030	(1,701,952)	(65,554)
Balance (in Shares) at Sep. 30, 2025	300,000	2,500,000		1
Balance at Mar. 31, 2025	$ 30	$ 250					(2,013,674)		20,336	(1,993,058)
Balance (in Shares) at Mar. 31, 2025	300,000	2,500,000
Accretion of redeemable Class A ordinary shares to redemption value							(1,104,072)			(1,104,072)
Other comprehensive income (loss)									(7,402)	(7,402)
Net income (loss)							478,753			478,753
Balance at Jun. 30, 2025	$ 30	$ 250					(2,638,993)	(7,756)	12,934	(2,625,779)	(7,756)
Balance (in Shares) at Jun. 30, 2025	300,000	2,500,000		1
Accretion of redeemable Class A ordinary shares to redemption value							(1,134,437)			(1,134,437)
Other comprehensive income (loss)									2,096	2,096
Net income (loss)							2,056,168	(57,798)		2,056,168	(57,798)
Balance at Sep. 30, 2025	$ 30	$ 250					$ (1,717,262)	$ (65,554)	$ 15,030	$ (1,701,952)	$ (65,554)
Balance (in Shares) at Sep. 30, 2025	300,000	2,500,000		1

[1]	On August 14, 2024, 375,000 Class B ordinary shares were surrendered by the Sponsor for no consideration (See Note 7). The number of shares and the amount have been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 3,593,750 Class B ordinary shares on February 21, 2024 (See Note 7).
[2]	The number of shares and the amount have been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 7,906,250 Class B ordinary shares in June 2023 (See Note 7).
[3]	The number of shares and the amount have been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 3,593,750 Class B ordinary shares on February 21, 2024 (See Note 7).